UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
             October 11, 2014 to November 13, 2014

     Commission File Number of issuing entity: 333-184376-10

                 COMM 2013-CCRE13 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-184376

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

            Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

               German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

                   KeyBank National Association
       (Exact name of sponsor as specified in its charter)

                    Liberty Island Group I LLC
       (Exact name of sponsor as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                   Lower Tier Remic 46-4293300
                   Upper Tier Remic 46-4521829
                  SLG MTG Loan REMIC 46-4507014
                     Grantor Trust 46-7239387
               (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                              92705
                            (Zip Code)

                          (212) 250-2500
              (Telephone number, including area code)

                               NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]       Not Applicable
Class A-2           [ ]             [ ]             [X]       Not Applicable
Class A-SB          [ ]             [ ]             [X]       Not Applicable
Class A-3           [ ]             [ ]             [X]       Not Applicable
Class A-4           [ ]             [ ]             [X]       Not Applicable
Class X-A           [ ]             [ ]             [X]       Not Applicable
Class A-M           [ ]             [ ]             [X]       Not Applicable
Class B             [ ]             [ ]             [X]       Not Applicable
Class PEZ           [ ]             [ ]             [X]       Not Applicable
Class C             [ ]             [ ]             [X]       Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On November 13, 2014 a distribution was made to holders of the certificates issued by COMM 2013-CCRE13 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from October 11, 2014 to November 13, 2014 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2013-CCRE13 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001013454.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2014. The CIK number of GACC is 0001541294.

         Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on February 14, 2014. The CIK number for CCRE is 0001558761.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on August 1, 2014. The CIK number for KeyBank is 0001089877.

         Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2014. The CIK number of Liberty is 0001555501.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         The 60 Hudson Street mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. Based on the information provided by the 60 Hudson Street mortgage loan borrower, the unaudited net operating income of the significant obligor was $41,432,383.00, a year-to-date figure for the period of January 1, 2014 through September 30, 2014.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         None

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2013-CCRE13 Mortgage Trust, relating to the November 13, 2014 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date: November 18, 2014


EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2013-CCRE13 Mortgage Trust, relating to the November 13, 2014 distribution.